Schedule of Real Estate Assets Acquired Subsequent Events (Details) (USD $) In Thousands, unless otherwise specified			1 Months Ended				1 Months Ended		0 Months Ended						1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Aug. 07, 2013 Woodside Portfolio		Aug. 07, 2013 Woodside Portfolio Minimum		Aug. 07, 2013 Florida Portfolio		Aug. 07, 2013 Florida Portfolio Mortgage Loans on Real Estate - Tranche 1		Aug. 07, 2013 Florida Portfolio Mortgage Loans on Real Estate - Tranche 2		Aug. 07, 2013 Florida Portfolio Minimum		Aug. 07, 2013 Glen Riddle Portfolio		Aug. 07, 2013 Glen Riddle Portfolio Minimum
Acquisition Date			Jul. 25, 2013	[1]			Aug. 01, 2013	[1]							Aug. 01, 2013	[2]
Location			New York	[1]			Florida/North Carolina	[1]							Pennsylvania	[2]
Number of housing assets/facilities			1	[1]			15	[1]							1	[2]
Number of beds					100	[1]							2,000	[1]			100	[2]
Acquisition Purchase Price			$ 18,900	[1]			$ 201,200	[1]							$ 21,500	[2]
Outstanding Debt	$ (120,525)		$ 14,100	[1],[3],[4]			$ 133,900	[1],[3],[4]							$ 8,600	[2],[3],[4]
Final Stated Maturity			Aug. 31, 2016	[1]					Jul. 30, 2018	[1]	Apr. 30, 2020	[1]			Oct. 31, 2017	[2]
Weighted Average Funding Cost			LIBOR + 3.75%; LIBOR FLOOR OF 1%	[1],[5]					LIBOR + 3.75%; LIBOR FLOOR OF 1%	[1],[5]	5.50% to 6.76%	[1],[6]			LIBOR + 3.75%; LIBOR FLOOR OF 1%	[2],[5]

[1]	(B) Managed by a portfolio company of a private equity fund managed by an affiliate of the Manager
[2]	(C) Managed by an affiliate of the Manager
[3]	(A) Investments are financed with non-recourse debt.
[4]	(A) Investments are financed with non-recourse debt
[5]	(D) These financings have a LIBOR floor of 1%
[6]	(E) Fixed rate loans that Newcastle assumed from the seller upon acquisition.In this transaction, Newcastle bought down the interest rate for each assumed loan for 4% for the first two years.